INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES

Corporate income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiaries in the PRC and Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiary incorporated in the BVI is not subject to taxation.

Hong Kong

The Company’s Hong Kong subsidiaries, including Hing Fat Industrial Limited, Kambo Locksets Limited, Bamberg (HK) Limited and Kambo Hardware Limited, are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax was calculated at 16.5% of the estimated assessable profit for 2023 and 2022. Tax losses can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

PRC

The Company’s PRC operating subsidiary, Dongguan Xingfa Hardware Products Co., Ltd, is governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rate on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to an income tax rate of 25% after appropriate tax adjustments. The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years, through 2028.

 (Loss) income before provision for income taxes is as follows:

	For the years ended
	December 31,
	2024	2023	2022
Cayman and BVI	$(2,076,775)	$(1,658,203)	$(138,363)
Hong Kong	(1,871,990)	(1,959,799)	(1,500,125)
PRC	341,692	172,723	(17,415)
Total	$(3,607,073)	$(3,445,281)	$(1,655,903)

Significant components of deferred tax assets are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$1,306,923	$972,930
Total deferred tax assets	1,306,923	972,930
Deferred tax liabilities:
Depreciation	—	—
Total deferred tax liabilities	—	—

Total deferred tax assets-net	1,306,923	972,930
Less: Valuation allowance	(1,306,923)	(972,930)
Deferred tax assets, net	$—	$—

Future tax benefits which may arise as a result of net operating loss carry-forward have not been recognized in the accompanying consolidated financial statements as their realization has not been determined likely to occur. As of December 31, 2024 and 2023, the Company believes it is more likely than not that its PRC and HK subsidiaries will be unable to fully utilize their deferred tax assets related to their net operating loss carry-forward in the PRC and Hong Kong. If the Company is unable to generate taxable income in its PRC and Hong Kong operations, it is more likely than not that it will not have sufficient income to recognize the net deferred tax assets. As a result, the Company provided a 100% valuation allowance on its net deferred tax assets of approximately $1,306,923 and $972,930 for its operations in the PRC and Hong Kong as of December 31, 2024 and 2023, respectively. The valuation allowance increased by $333,993, $336,242 and $242,472 during 2024, 2023 and 2022, respectively.

Reconciliation of effective income tax rate is as follows:

	For the years ended
	December 31,
	2024	2023	2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential (HK)	(4.4)	(4.8)	(7.7)
Tax effect of non-deductible expenses	0.3	(0.6)	—
Valuation allowance	(18.5)	(18.0)	(17.3)
Effective tax rate	2.4%	1.6%	—%

Uncertain tax position

There were no uncertain tax positions as of December 31, 2024 and 2023 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions. For 2024, 2023 and 2022, the Company did not incur any tax related interest or penalties.